Segment Information (Tables)	12 Months Ended
Sep. 30, 2013
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following table provides segment information for the years ended or at September 30 for the periods presented:

Net Sales	2013	2012	2011
Personal Care	$2,448.9	$2,479.5	$2,449.7
Household Products	2,017.1	2,087.7	2,196.0
Total net sales	$4,466.0	$4,567.2	$4,645.7

	2013	2012	2011
Personal Care	$475.2	$470.7	$408.4
Household Products	440.6	400.2	410.6
Total segment profit	915.8	870.9	819.0
General corporate and other expenses	(141.5)	(151.7)	(119.9)
2013 restructuring (1)	(150.6)	(7.3)	—
Net pension/post-retirement gains	107.6	—	—
Prior restructuring	—	6.8	(79.0)
Acquisition inventory valuation	—	—	(7.0)
ASR integration/transaction costs	(2.5)	(8.4)	(13.5)
Amortization of intangibles	(20.1)	(22.7)	(21.3)
Venezuela devaluation/other impacts	(6.3)	—	(1.8)
Cost of early debt retirements	—	—	(19.9)
Interest and other financing items	(134.5)	(122.2)	(150.6)
Total earnings before income taxes	$567.9	$565.4	$406.0

Depreciation and Amortization
Personal Care	$72.7	$82.0	$78.9
Household Products	53.3	54.7	63.5
Total segment depreciation and amortization	126.0	136.7	142.4
Corporate	61.4	25.5	38.9
Total depreciation and amortization	$187.4	$162.2	$181.3

Total Assets
Personal Care	$1,208.3	$1,278.4
Household Products	1,033.0	1,134.4
Total segment assets	2,241.3	2,412.8
Corporate	1,164.8	995.2
Goodwill and other intangible assets, net	3,311.3	3,323.2
Total assets	$6,717.4	$6,731.2

Capital Expenditures
Personal Care	$54.3	$58.3	$61.0
Household Products	17.8	38.1	36.6
Total segment capital expenditures	72.1	96.4	97.6
Corporate	18.5	14.6	0.4
Total capital expenditures	$90.6	$111.0	$98.0

(1) Includes pre-tax costs $5.2, for the twelve months ended September 30, 2013, associated with certain information technology and related activities, which are included in SG&A on the Consolidated Statements of Earnings and Comprehensive Income. Additionally, this includes pre-tax costs of $6.1 for the twelve months ended September 30, 2013, associated with obsolescence charges related to the exit of certain non-core product lines as a result of our restructuring, which are included in Cost of products sold on the Consolidated Statements of Earnings and Comprehensive Income.

Geographic segment information on a legal entity basis for the years ended September 30:

	2013	2012	2011
Net Sales to Customers
United States	$2,257.5	$2,355.0	$2,341.9
International	2,208.5	2,212.2	2,303.8
Total net sales	$4,466.0	$4,567.2	$4,645.7

Long-Lived Assets
United States	$503.5	$581.1
Germany	79.4	81.5
Singapore	86.9	89.8
Other International	167.9	133.0
Total long-lived assets excluding goodwill and intangibles	$837.7	$885.4

Revenue from External Customers by Products and Services [Table Text Block]
Supplemental product information is presented below for net sales for the years ended September 30:

	2013	2012	2011
Net Sales
Wet Shave	$1,619.0	$1,644.2	$1,598.1
Alkaline batteries	1,245.9	1,263.4	1,311.7
Other batteries and lighting products	771.2	824.3	884.3
Skin Care	429.0	430.2	425.6
Feminine Care	177.1	178.3	187.2
Infant Care	169.2	180.3	198.0
Other personal care products	54.6	46.5	40.8
Total net sales	$4,466.0	$4,567.2	$4,645.7